Eaton Vance
Ohio Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 102.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.0%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$ 1,505,640
5.00%, 12/1/38	1,000	1,086,920
Green Bonds, 5.00%, 12/1/38	1,000	1,139,260
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,238,440
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,455	1,605,040
		$ 7,575,300
Education — 14.0%
Miami University, OH, 4.00%, 9/1/45	$2,000	$ 1,958,620
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,024,830
Ohio Higher Educational Facility Commission, (Denison University):
5.00%, 11/1/48	2,250	2,431,215
5.25%, 11/1/46	1,355	1,392,859
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	999,880
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,345,368
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,067,400
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 12/1/32	550	556,655
5.00%, 2/1/38	1,200	1,307,952
Ohio State University:
5.00%, 12/1/29	1,060	1,164,823
5.00%, 12/1/35	500	520,835
5.25%, 12/1/46	2,000	2,235,840
Green Bonds, 4.00%, 12/1/43	1,725	1,726,570
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	337,352
4.00%, 4/1/34	510	513,555
4.00%, 4/1/35	350	350,689
4.00%, 4/1/36	350	349,321
4.00%, 4/1/37	560	553,644
4.00%, 4/1/38	400	390,748
4.00%, 4/1/39	415	402,288
4.00%, 4/1/40	415	393,009
University of Cincinnati, OH:
5.00%, 6/1/47	2,000	2,044,060
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Cincinnati, OH: (continued)
5.25%, 6/1/49	$2,000	$ 2,204,680
		$ 26,272,193
Electric Utilities — 1.9%
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$ 1,010,430
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
Green Bonds, 4.00%, 2/15/34	2,005	2,007,286
Green Bonds, 5.00%, 2/15/33	595	607,572
		$ 3,625,288
Escrowed/Prerefunded — 0.7%
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	$1,255	$ 1,261,514
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	20,525
		$ 1,282,039
General Obligations — 19.6%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$855	$ 856,146
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,163,940
Cleveland, OH:
5.00%, 12/1/44	1,000	1,083,940
5.00%, 12/1/51	2,000	2,132,760
Columbus, OH:
5.00%, 4/1/37	1,000	1,135,710
5.00%, 4/1/39	2,700	3,026,835
5.00%, 8/15/40	1,000	1,144,240
Cuyahoga Community College District, OH, 3.50%, 12/1/39	1,400	1,322,440
Mayfield Heights, OH, 4.00%, 12/1/48	1,250	1,205,162
North Canton City School District, OH, 5.00%, 10/1/49	560	597,072
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,649,100
North Ridgeville City School District, OH:
4.375%, 12/1/50	2,750	2,753,382
5.00%, 12/1/47	1,300	1,356,771
Ohio:
4.00%, 6/15/40	2,500	2,550,600
5.00%, 5/1/33	1,000	1,049,090
5.00%, 3/1/37	1,000	1,147,360
5.00%, 5/1/37	1,025	1,158,281
Shaker Heights City School District, OH, 5.00%, 12/15/49	3,000	3,249,900
Summit County, OH, 5.00%, 12/1/43	1,000	1,095,810

Eaton Vance
Ohio Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Troy City School District, OH, 5.00%, 12/1/54	$1,000	$ 1,076,470
Upper Arlington City School District, OH, 5.75%, 12/1/40	500	513,145
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,349,170
		$ 36,617,324
Hospital — 15.8%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,216,750
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group), 4.00%, 11/15/37	525	502,667
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	979,560
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	5,150	4,893,221
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	854,441
5.00%, 11/15/28	590	600,260
Franklin County, OH, (Nationwide Children's Hospital):
5.00%, 11/1/34	750	782,985
(SPA: JPMorgan Chase Bank, N.A.), 4.70%, 11/1/42(2)	1,400	1,400,000
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,210,740
Franklin County, OH, (Trinity Health Credit Group):
3.70%, 12/1/46(3)	1,000	1,000,160
4.00%, 12/1/44	2,445	2,353,924
5.00%, 12/1/46	3,000	3,053,970
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,122,626
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,040,580
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	455,980
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), (SPA: Barclays Bank PLC), 4.85%, 1/1/43(2)	200	200,000
Ohio, (Childrens Hospital Medical Center), 5.25%, 8/15/48	1,500	1,649,670
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,061,843
4.00%, 1/1/43	2,165	2,124,947
4.00%, 1/1/46	2,000	1,938,000
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	214,615
		$ 29,656,939
Security	Principal Amount (000's omitted)	Value
Housing — 2.9%
Ohio Housing Finance Agency:
3.00%, 9/1/39	$375	$ 322,166
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 9/1/44	3,000	3,011,160
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	965	991,702
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	990	1,037,589
		$ 5,362,617
Industrial Development Revenue — 2.6%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,630,619
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(4)	1,700	1,707,735
Ohio, (Republic Services, Inc.), 3.90% to 9/3/24 (Put Date), 11/1/35	1,500	1,500,645
		$ 4,838,999
Insured - Electric Utilities — 7.1%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,010,540
(NPFG), 0.00%, 11/15/27	2,540	2,236,800
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,820,600
(NPFG), 0.00%, 2/15/27	2,500	2,261,925
(NPFG), 0.00%, 2/15/28	4,750	4,137,820
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	764,679
		$ 13,232,364
Insured - Escrowed/Prerefunded — 0.2%
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$ 236,264
Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	216,370
		$ 452,634
Insured - General Obligations — 15.2%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(1)	$7,500	$ 8,279,550
Green Local School District, OH, (AGM), 4.625%, 11/1/47	1,020	1,033,780
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	4,876,482
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	3,918,954

Eaton Vance
Ohio Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	$5,000	$ 5,510,850
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,812,202
		$ 28,431,818
Insured - Hospital — 0.9%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,633,782
		$ 1,633,782
Insured - Special Tax Revenue — 0.5%
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AGM), 4.375%, 12/1/58	$1,000	$ 992,710
		$ 992,710
Insured - Transportation — 1.4%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,024,580
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,509,345
		$ 2,533,925
Insured - Water and Sewer — 2.0%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 3,785,101
		$ 3,785,101
Other Revenue — 3.8%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$1,875	$ 1,887,544
5.00%, 6/1/55	1,995	1,841,864
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	400	425,876
5.00%, 1/1/34	300	319,689
5.00%, 1/1/35	500	532,950
5.00%, 1/1/41	725	762,736
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,330	1,330,306
		$ 7,100,965
Senior Living/Life Care — 1.9%
Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$ 593,541
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	$995	$ 847,014
5.25%, 7/1/41	1,500	1,504,260
Prerefunded to 7/1/28, 4.00%, 7/1/40	5	5,285
Hamilton County, OH, (Life Enriching Communities Project), 5.50%, 1/1/43	500	522,065
		$ 3,472,165
Special Tax Revenue — 2.6%
Akron, OH, Income Tax Revenue:
4.00%, 12/1/36	$655	$ 657,508
4.00%, 12/1/37	520	521,196
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	200	201,104
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/32	1,000	1,129,100
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,285,480
		$ 4,794,388
Transportation — 2.1%
Ohio Turnpike and Infrastructure Commission, 4.00%, 2/15/46	$2,000	$ 1,973,660
Ohio, Major New State Infrastructure Project Revenue:
5.00%, 12/15/25	750	768,930
5.00%, 12/15/27	750	796,290
5.00%, 12/15/33	350	389,043
		$ 3,927,923
Water and Sewer — 3.1%
Cleveland, OH, Water Pollution Control Revenue, Green Bonds, 5.00%, 11/15/41	$945	$ 952,399
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,273,931
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,650,199
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	2,003,100
		$ 5,879,629
Total Tax-Exempt Municipal Obligations (identified cost $189,449,637)		$191,468,103

Eaton Vance
Ohio Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.1%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$2,000	$ 1,966,340
Total Taxable Municipal Obligations (identified cost $1,982,860)		$ 1,966,340

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$772	$ 755,693
Total Trust Units (identified cost $777,726)		$ 755,693
Total Investments — 103.8% (identified cost $192,210,223)		$194,190,136
Other Assets, Less Liabilities — (3.8)%		$ (7,088,681)
Net Assets — 100.0%		$187,101,455
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $1,908,839 or 1.0% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 26.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 17.4% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	9/19/24	$(3,549,375)	$(72,914)
					$(72,914)

Eaton Vance
Ohio Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$191,468,103	$ —	$191,468,103
Taxable Municipal Obligations	—	1,966,340	—	1,966,340
Trust Units	—	755,693	—	755,693
Total Investments	$ —	$194,190,136	$ —	$194,190,136
Liability Description
Futures Contracts	$(72,914)	$ —	$ —	$ (72,914)
Total	$(72,914)	$ —	$ —	$ (72,914)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.